Share capital - (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	May 31, 2020	May 31, 2019
Share capital
Share issuance - warrants exercised		$ 1,150	$ 1,723
Balance		1,655,273
Share issuance - options exercised		4,102	5,096
Share issuance - deferred share units		1,962	953
Share issuance—RSUs exercised		4,428
Balance		$ 1,846,938	1,655,273
Share issuance—debt settlement,Shares		18,742,250
Share issuance—debt settlement		$ 78,063
June 2018 bought deal
Share capital
Shares issuance - Bought Deal			245,925
Exercise price of warrants	$ 9.26
Other Debt [Member]
Share capital
Share issuance—debt settlement,Shares		118,255
Share capital
Share capital
Share issuance - warrants exercised		$ 1,150	$ 1,762
Balance		$ 1,655,273
Share issuance - warrants exercised (in shares)		766,372	550,335
Balance (in shares)		250,989,120	210,169,924
Share issuance - options exercised		$ 6,950	$ 15,029
Share issuance - options exercised (in shares)		1,293,745	2,632,078
Share issuance - deferred share units		$ 1,962	$ 953
Share issuance - deferred share units (in shares)		398,050	103,000
Share issuance—RSUs exercised		$ 4,428
Share issuance—RSUs exercised,Shares		667,529
Cancelled shares		$ (615)
Cancelled shares,Shares		(500,000)
Balance (in shares)		286,520,265	250,989,120
Balance			$ 1,655,273
Share issuance—debt settlement,Shares		18,860,505
Share issuance—debt settlement		$ 78,063
Share capital | June 2018 bought deal
Share capital
Shares issuance - Bought Deal (in shares)			21,835,510
Shares issuance - Bought Deal			$ 245,925
Share capital | January 2020 Bought Deal [Member]
Share capital
Shares issuance - Bought Deal (in shares)		14,044,944
Shares issuance - Bought Deal		$ 99,727
Number of Warrants issued or issuable	7,022,472
Expiring Period Of Warrants	2 years
Stock options | Minimum
Share capital
Exercise price of stock options		$ 0.85
Stock options | Maximum
Share capital
Exercise price of stock options		$ 7.92